NOTE 3. Estimated useful lives of property, equipment and leasehold improvements (Details)	12 Months Ended
Dec. 31, 2012
Furniture and fixtures
Useful life	5 - 10 years
Company automobiles
Useful life	3 - 5 years
Leasehold improvements
Useful life	Over the lease term